REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
To the shareholders and Board of Trustees of Harris
Associates Investment Trust:
In planning and performing our audits of the financial statements of Harris Associates Investment Trust (the "Trust"), including the Oakmark Fund, Oakmark Select
Fund, Oakmark Global Fund, Oakmark Global Select
Fund, Oakmark International Fund, Oakmark
International Small Cap Fund, Oakmark Equity and
Income Fund, and Oakmark Bond Fund as of and for the
year ended September 30, 2025, in accordance with the standards of the Public Company Accounting Oversight
Board (United States) (PCAOB), we considered the
Trust's internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not
for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion
The management of the Trust is responsible for
establishing and maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit
preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the fund are being made
only in accordance with authorizations of management
and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of a fund's assets that could have a material effect on the financial statements
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of
changes in conditions or that the degree of compliance
with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal
course of performing their assigned functions, to
prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the fund's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Trust's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust's internal control over financial reporting and its operation, including controls for safeguarding securities, that we consider to be a material weakness, as defined above, as of September 30, 2025.
This report is intended solely for the information and use of management the Board of Trustees of Harris
Associates Investment Trust and the Securities and
Exchange Commission and is not intended to be and
should not be used by anyone other than these specified
parties.
/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
November 28, 2025